Off-Balance Sheet Activities (Tables)	12 Months Ended
Dec. 31, 2013
Off-Balance Sheet Activities Tables
Schedule of financial instruments with off-balance sheet risk

The contractual amount of financial instruments with off-balance sheet risk was as follows at December 31:

(Dollars in thousands)	2013		2012
	Fixed	Variable	Fixed	Variable
	Rate	Rate	Rate	Rate

Unused lines of credit and letters of credit	$3,495	$66,421	$2,474	$49,196
Commitments to fund loans (at market rates)	7,464	1,899	5,145	5,798